FAIR VALUE MEASUREMENTS (Details) - 401(k) Profit Sharing Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Total investments, at fair value	$ 47,695,781	$ 41,948,204
Total
FAIR VALUE MEASUREMENTS
Total investments, at fair value	23,595,572	19,858,778
Level I
FAIR VALUE MEASUREMENTS
Total investments, at fair value	23,595,572	19,858,778
Net asset value
FAIR VALUE MEASUREMENTS
Total investments, at fair value	24,100,209	22,089,426
Mutual funds
FAIR VALUE MEASUREMENTS
Total investments, at fair value	18,740,527	15,400,206
Mutual funds | Total
FAIR VALUE MEASUREMENTS
Total investments, at fair value	18,740,527	15,400,206
Mutual funds | Level I
FAIR VALUE MEASUREMENTS
Total investments, at fair value	18,740,527	15,400,206
AmeriServ Financial, Inc. common stock
FAIR VALUE MEASUREMENTS
Total investments, at fair value	534,424	390,420
AmeriServ Financial, Inc. common stock | Total
FAIR VALUE MEASUREMENTS
Total investments, at fair value	534,424	390,420
AmeriServ Financial, Inc. common stock | Level I
FAIR VALUE MEASUREMENTS
Total investments, at fair value	534,424	390,420
Money market funds/cash equivalents
FAIR VALUE MEASUREMENTS
Total investments, at fair value	4,320,621	4,068,152
Money market funds/cash equivalents | Total
FAIR VALUE MEASUREMENTS
Total investments, at fair value	4,320,621	4,068,152
Money market funds/cash equivalents | Level I
FAIR VALUE MEASUREMENTS
Total investments, at fair value	$ 4,320,621	$ 4,068,152